Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Total	Issued Capital [Member]	Share Premium [Member]	Reserve for Exchange Differences in Foreign Currency Translation [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Other Miscellaneous Reserves [Member]	Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]	Total Reserves Other than Retained Earnings [Member]	Retained Earnings [Member]	Equity Attributable to Shareholders of the Parent Company [Member]	Non- controlling Interests [Member]
Equity beginning balance at Dec. 31, 2014	$ 3,523,886,341	$ 1,331,714,085	$ 206,008,557	$ (11,409,870)	$ (117,559,279)		$ (1,020)	$ (719,216,262)		$ (848,186,431)	$ 2,010,744,273	$ 2,700,280,484	$ 823,605,857
Comprehensive income
Net Profit for the Year	635,020,813										392,868,115	392,868,115	242,152,698
Other comprehensive income (loss)	(347,578,685)			(160,979,109)	(96,154,779)	$ (467,310)	(118,688)	(2,401,783)		(260,121,669)		(260,121,669)	(87,457,016)
TOTAL COMPREHENSIVE INCOME	287,442,128											132,746,446	154,695,682
Dividends	(265,633,883)										(184,771,710)	(184,771,710)	(80,862,173)
Increase (decrease) from other changes	(1,804,507)			192,080,845	8,022,483	467,310	118,662	1,901,739	$ (202,189,042)	401,997	(467,310)	(65,313)	(1,739,194)
Total changes in equity	20,003,738			31,101,736	(88,132,296)		(26)	(500,044)	(202,189,042)	(259,719,672)	207,629,095	(52,090,577)	72,094,315
Equity Ending balance at Dec. 31, 2015	3,543,890,079	1,331,714,085	206,008,557	19,691,866	(205,691,575)		(1,046)	(719,716,306)	(202,189,042)	(1,107,906,103)	2,218,373,368	2,648,189,907	895,700,172
Comprehensive income
Net Profit for the Year	521,432,373										472,558,428	472,558,428	48,873,945
Other comprehensive income (loss)	(86,682,199)			(3,527,400)	67,731,875	(1,284,713)	13	(11,690,790)	(72,928,764)	(21,699,779)		(21,699,779)	(64,982,420)
TOTAL COMPREHENSIVE INCOME	434,750,174											450,858,649	(16,108,475)
Dividends	(191,640,509)										(184,234,740)	(184,234,740)	(7,405,769)
Increase (decrease) from distribution to owners	(1,993,208,535)	(778,936,764)	(120,497,065)					776,186,804	275,117,804	1,051,304,608	(1,305,983,122)	(1,154,112,343)	(839,096,192)
Increase (decrease) from other changes	(64,030,960)			46,375	14,460,299	1,284,713		(76,967,775)	2,722,115	(58,454,273)	(1,284,713)	(59,738,986)	(4,291,974)
Total changes in equity	(1,814,129,830)	(778,936,764)	(120,497,065)	(3,481,025)	82,192,174		13	687,528,239	204,911,155	971,150,556	(1,018,944,147)	(947,227,420)	(866,902,410)
Equity Ending balance at Dec. 31, 2016	1,729,760,249	552,777,321	85,511,492	16,210,841	(123,499,401)		(1,033)	(32,188,067)	2,722,113	(136,755,547)	1,199,429,221	1,700,962,487	28,797,762
Comprehensive income
Net Profit for the Year	425,542,215										418,453,814	418,453,814	7,088,401
Other comprehensive income (loss)	67,663,517			(3,601,923)	71,170,367	182,830	6			67,751,280		67,751,280	(87,763)
TOTAL COMPREHENSIVE INCOME	493,205,732											486,205,094	7,000,638
Dividends	(228,349,884)										(220,047,710)	(220,047,710)	(8,302,174)
Increase (decrease) from other changes	(5,602,144)					$ (182,830)		(2,880,031)	(2,722,113)	(5,784,974)	182,830	(5,602,144)
Total changes in equity	259,253,704			(3,601,923)	71,170,367		6	(2,880,031)	$ (2,722,113)	61,966,306	198,588,934	260,555,240	(1,301,536)
Equity Ending balance at Dec. 31, 2017	$ 1,989,013,953	$ 552,777,321	$ 85,511,492	$ 12,608,918	$ (52,329,034)		$ (1,027)	$ (35,068,098)		$ (74,789,241)	$ 1,398,018,155	$ 1,961,517,727	$ 27,496,226